Accounts Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Non-franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of year	$ 157,769	$ 24,398
Provision	(1,669)	132,787
Effect of translation adjustment	(3,316)	584
Balance at end of year	152,784	157,769
Franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of year	74,082	66,106
Provision	1,010	6,393
Effect of translation adjustment	(1,557)	1,583
Balance at end of year	$ 73,535	$ 74,082